Consolidated Statement of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from (used in) operating activities
Net loss	$ (49,858,355)	$ (26,948,922)
Items not involving cash and cash equivalents:
Revaluation of warrants liability	10,564,475	2,115,036
Finance costs expensed	265,707	115,974
Foreign exchange (gain) loss	(562,068)	1,913,870
Share-based compensation	2,785,614	1,167,109
Depreciation and amortization	808,511	339,857
Net changes in working capital items	118,993	(1,273,526)
Cash flows from (used in) operating activities	(35,877,123)	(22,570,602)
Cash flows from (used in) financing activities
Cash proceeds from issuance of shares	136,988,030	47,255,102
Cash costs related to issuance of shares	(4,669,266)	(2,928,530)
Financing costs paid		(65,849)
Cash proceeds from warrant exercises	7,857,044	4,351,656
Cash received from option exercises	1,288,714	798,706
Lease payments	(730,072)	(114,790)
Cash flows from (used in) financing activities	140,734,450	49,296,295
Cash flows from (used in) investing activities
Mining concession asset	(8,708,334)
Acquisition of property, plant and equipment	(5,887,941)	(238,925)
Intangible	(60,000)
Cash flows from (used in) investing activities	(14,656,275)	(238,925)
Net change in cash and cash equivalents during the period	90,201,052	26,486,768
Cash and cash equivalents, opening balance	38,930,957	14,166,196
Foreign exchange effect on cash balances	515,412	(1,722,007)
Cash and cash equivalents, end of period	129,647,421	38,930,957
Non-cash transactions:
Mining concession asset	1,874,666
Acquisition of property, plant and equipment	3,471,046
Additions of right-of-use assets (ROU)	1,930,872
Non-cash transactions	$ 7,276,584